UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05120

        Nuveen Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Value Fund, Inc. (NUV)
	July 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.0%
$ 5,000	Courtland Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, Champion	11/09 at 101.00	Baa3	$5,014,450
	International Paper Corporation, Series 1999A, 6.700%, 11/01/29 (Alternative Minimum Tax)
1,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2001A, 5.750%, 6/01/31	6/11 at 101.00	A2 (4)	1,902,530
	(Pre-refunded 6/01/11)
12,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	12,327,720
	2/01/36 (Pre-refunded 2/01/09) – FGIC Insured

18,750	Total Alabama			19,244,700

	Alaska – 0.5%
3,335	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA	3,281,873
	12/01/30 – FGIC Insured
3,000	Anchorage, Alaska, General Obligation Bonds, Series 2003B, 5.000%, 9/01/23 (Pre-refunded	9/13 at 100.00	AA (4)	3,262,860
	9/01/13) – FGIC Insured
1,840	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/10 at 100.00	AAA	1,939,783
	Series 2000, 6.200%, 6/01/22 (Pre-refunded 6/01/10)

8,175	Total Alaska			8,484,516

	Arizona – 1.9%
13,100	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A (4)	14,256,861
	1999A, 6.625%, 7/01/20 (Pre-refunded 7/01/10)
4,900	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	11/09 at 100.00	Baa3 (4)	5,159,063
	Hospital, Series 1999A, 6.250%, 11/15/29 (Pre-refunded 11/15/09)
1,400	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/12 at 101.00	Baa3 (4)	1,560,510
	Hospital, Series 2002A, 6.250%, 2/15/21 (Pre-refunded 2/15/12)
3,000	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	4/15 at 100.00	Aaa	2,522,940
	Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)
2,500	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,450,450
	2008A, 5.000%, 7/01/38
4,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	3,823,640
	2007, 7.000%, 12/01/27
5,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	AA–	4,175,650
	5.000%, 12/01/37
1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/13 at 100.00	A3	963,260
	Healthcare, Series 2008A, 5.250%, 9/01/30

34,900	Total Arizona			34,912,374

	Arkansas – 0.7%
10,460	Cabot School District 4, Lonoke County, Arkansas, General Obligation Refunding Bonds, Series	8/08 at 100.00	Aa3	10,233,646
	2003, 5.000%, 2/01/32 – AMBAC Insured
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aa3	1,985,940
	12/01/32 – FGIC Insured

12,460	Total Arkansas			12,219,586

	California – 11.5%
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
10,000	5.125%, 5/01/19 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,922,400
10,000	5.250%, 5/01/20 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,966,600
7,310	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University,	10/09 at 39.19	Aaa	2,788,546
	Series 2000, 0.000%, 10/01/24 (Pre-refunded 10/01/09) – MBIA Insured
6,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	5,512,680
	Series 2006, 5.000%, 4/01/37
6,830	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	6,762,383
	Institutes, Series 2001, 5.250%, 10/01/34
1,500	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	A3	1,291,965
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
12,660	California Statewide Community Development Authority, Certificates of Participation, Internext	4/09 at 101.00	BBB	12,669,875
	Group, Series 1999, 5.375%, 4/01/17
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	3,695,868
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
	California, General Obligation Bonds, Series 2003:
14,600	5.250%, 2/01/28	8/13 at 100.00	A+	14,817,686
11,250	5.000%, 2/01/33	8/13 at 100.00	A+	11,016,563
16,000	California, General Obligation Bonds, 5.000%, 6/01/37 (UB)	6/17 at 100.00	A+	15,570,400
7,500	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/33 (Pre-refunded 2/01/14)	2/14 at 100.00	AAA	8,200,800
3,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/09 at 102.00	N/R (4)	3,187,050
	Facilities District 98-2 – Ladera, Series 1999, 5.750%, 9/01/29 (Pre-refunded 9/01/09)
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AAA	3,735,950
	2006C, 0.000%, 8/01/32 – FSA Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	15,855,000
	1995A, 0.000%, 1/01/22 (ETM)
21,150	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	22,550,340
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
5,000	5.000%, 6/01/33	6/17 at 100.00	BBB	3,917,550
1,500	5.125%, 6/01/47	6/17 at 100.00	BBB	1,107,330
3,540	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	4,047,636
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Revenue Bonds, Series 2005A:
5,000	5.000%, 6/01/38 – FGIC Insured	6/15 at 100.00	A	4,507,000
2,000	5.000%, 6/01/45	6/15 at 100.00	A	1,776,840
9,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds,	7/11 at 100.00	AA	9,041,940
	Series 2001A, 5.125%, 7/01/41
4,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	3,323,400
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
	Merced Union High School District, Merced County, California, General Obligation Bonds,
	Series 1999A:
2,500	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	A	1,099,800
2,555	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	A	1,057,515
2,365	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	A	812,969
	Series 2004, 0.000%, 8/01/27 – FGIC Insured
8,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3 (4)	9,021,840
	Center, Series 2004, 5.625%, 7/01/34 (Pre-refunded 7/01/14)
15,155	Riverside Public Financing Authority, California, University Corridor Tax Allocation Bonds,	8/17 at 100.00	AA	13,980,639
	Series 2007C, 5.000%, 8/01/37 – MBIA Insured
	San Bruno Park School District, San Mateo County, California, General Obligation Bonds,
	Series 2000B:
2,575	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	A+	1,082,530
2,660	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	A+	1,052,323
7,300	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999,	9/09 at 101.00	N/R (4)	7,718,436
	6.250%, 9/01/29 (Pre-refunded 9/01/09)
1,539	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	9/08 at 100.00	Baa3	1,528,027
	Electric Company, Series 1966A, 4.000%, 3/01/16

241,089	Total California			214,619,881

	Colorado – 4.1%
5,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB	4,308,800
	XLCA Insured
1,800	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	2,052,990
	Peak-to-Peak Charter School, Series 2001, 7.625%, 8/15/31 (Pre-refunded 8/15/11)
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA	4,368,350
	Series 2006A, 4.500%, 9/01/38
2,100	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (4)	2,210,565
	2002A, 5.500%, 3/01/32 (ETM)
1,700	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series	9/18 at 102.00	AAA	1,704,148
	2005C, 5.250%, 3/01/40 – FSA Insured
500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2001,	1/12 at 100.00	BBB+	503,870
	5.750%, 1/15/22
18,915	Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2003B, 5.000%, 11/15/33 –	11/13 at 100.00	A+	18,001,595
	XLCA Insured
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35	9/10 at 102.00	AAA	5,423,550
	(Pre-refunded 9/01/10) – MBIA Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
24,200	0.000%, 9/01/31 – MBIA Insured	No Opt. Call	AA	5,924,886
16,500	0.000%, 9/01/32 – MBIA Insured	No Opt. Call	AA	3,774,210
39,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	Aaa	11,784,151
	(Pre-refunded 9/01/10) – MBIA Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	No Opt. Call	AA	1,811,800
	MBIA Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 –	9/26 at 54.77	AA	1,906,250
	MBIA Insured
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	A	4,416,150
	5.350%, 12/01/37 – RAAI Insured
1,450	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AA (4)	1,571,003
	5.500%, 6/15/19 (Pre-refunded 6/15/11) – AMBAC Insured
7,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C,	6/16 at 100.00	AA (4)	6,753,110
	0.000%, 6/15/21 (Pre-refunded 6/15/16) – AMBAC Insured

156,365	Total Colorado			76,515,428

	Connecticut – 0.4%
8,670	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series	11/17 at 100.00	Baa3	7,475,361
	2007A, 5.750%, 9/01/34

	District of Columbia – 2.1%
30,250	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/08 at 100.00	AA (4)	30,389,451
	Revenue Bonds, Series 1998, 4.750%, 10/01/28 (Pre-refunded 10/01/08) – AMBAC Insured
10,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AA	9,072,400
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 – AMBAC Insured

40,250	Total District of Columbia			39,461,851

	Florida – 3.6%
4,000	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	11/12 at 101.00	Aa1	4,115,120
	Group, Series 2002C, 5.750%, 11/15/32
10,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E, 4.500%,	6/15 at 101.00	AAA	9,335,200
	6/01/35 (UB)
1,750	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,623,335
	General Hospital, Series 2006, 5.250%, 10/01/41
10,690	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2001, 5.000%,	10/11 at 100.00	AA	10,689,252
	10/01/30 – AMBAC Insured
3,000	JEA, Florida, Electric System Revenue Bonds, Series 2006-3A, 5.000%, 10/01/41 – FSA Insured	4/15 at 100.00	AAA	3,001,830
4,880	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 6.000%, 10/01/32 – FSA Insured	10/10 at 101.00	AAA	4,952,419
	(Alternative Minimum Tax)
5,000	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A2	4,622,400
	Series 2007, 5.000%, 10/01/34
4,895	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	10/09 at 101.00	A	4,981,397
	Healthcare System, Series 1999E, 6.000%, 10/01/26
105	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	10/09 at 101.00	A (4)	110,849
	Healthcare System, Series 1999E, 6.000%, 10/01/26 (Pre-refunded 10/01/09)
8,250	Orange County School Board, Florida, Certificates of Participation, Series 2002A, 5.000%,	8/12 at 100.00	AA	8,110,988
	8/01/27 – MBIA Insured
9,250	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA	8,991,000
	Series 2007, 5.000%, 7/01/40 – MBIA Insured
2,500	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.250%, 10/01/27	10/17 at 100.00	BBB	2,234,800
4,910	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	4,018,491
	South Florida, Trust 1025, 10.102%, 8/15/42 (IF)

69,230	Total Florida			66,787,081

	Georgia – 1.0%
10,240	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 –	5/09 at 101.00	A	9,661,030
	FGIC Insured
2,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/33 –	5/12 at 100.00	AA	2,409,525
	MBIA Insured
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 – FSA Insured	10/14 at 100.00	AAA	4,108,160
2,250	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare	7/09 at 102.00	N/R	2,210,243
	System Inc., Series 1999, 6.500%, 7/01/27

18,990	Total Georgia			18,388,958

	Hawaii – 1.1%
7,500	Hawaii, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/23 – MBIA Insured	9/13 at 100.00	AA	7,795,950
12,325	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2003A, 5.250%, 3/01/28 –	3/13 at 100.00	AA	12,570,514
	MBIA Insured

19,825	Total Hawaii			20,366,464

	Illinois – 12.0%
2,060	Aurora, Illinois, Golf Course Revenue Bonds, Series 2000, 6.375%, 1/01/20	1/10 at 100.00	A+	2,118,895
15,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	6,352,650
	Revenues, Series 1998B-1, 0.000%, 12/01/24 – FGIC Insured
1,125	Chicago Greater Metropolitan Sanitary District, Illinois, General Obligation Capital	No Opt. Call	Aaa	1,197,068
	Improvement Bonds, Series 1991, 7.000%, 1/01/11 (ETM)
5,000	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%,	7/12 at 100.00	Aaa	5,438,500
	7/01/18 (Pre-refunded 7/01/12)
285	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 – AMBAC Insured	7/12 at 100.00	Aaa	296,571
9,715	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 (Pre-refunded	7/12 at 100.00	Aaa	10,644,823
	7/01/12) – AMBAC Insured
2,575	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	AA	2,420,835
	Airport, Series 2001C, 5.100%, 1/01/26 – AMBAC Insured (Alternative Minimum Tax)
3,020	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds,	12/16 at 100.00	AAA	3,188,878
	Series 2004, 5.000%, 12/01/19 – FSA Insured
385	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	407,188
	Series 2003B, 5.250%, 11/01/20 – FSA Insured
1,615	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	1,777,937
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured
5,000	Illinois Development Finance Authority, Gas Supply Revenue Bonds, Peoples Gas, Light and Coke	11/13 at 101.00	AA	4,971,750
	Company, Series 2003E, 4.875%, 11/01/38 (Mandatory put 11/01/18) – AMBAC Insured
	(Alternative Minimum Tax)
28,030	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aaa	16,980,294
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/19 – FSA Insured
1,800	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Winnebago and	No Opt. Call	Aaa	1,085,958
	Boone Counties School District 205 – Rockford, Series 2000, 0.000%, 2/01/19 – FSA Insured
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	BBB (4)	3,587,899
	Series 2002A, 6.250%, 12/01/32 (Pre-refunded 12/01/12)
1,450	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	Aaa	1,434,224
	2001, 5.125%, 9/01/35 – AMBAC Insured
6,550	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	Aaa	7,018,325
	2001, 5.125%, 9/01/35 (Pre-refunded 9/01/11) – AMBAC Insured
2,625	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	7/17 at 100.00	AA	2,464,980
	Trust 1137, 12.104%, 7/01/46 (IF)
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	AA+ (4)	5,561,600
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
3,975	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	A–	3,677,789
	5.500%, 8/01/37
15,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000,	5/10 at 101.00	Baa3	15,172,950
	6.500%, 5/15/30
15,000	Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital Obligated Group, Series	2/11 at 101.00	AAA	16,076,250
	2001B, 5.250%, 2/15/34 (Pre-refunded 2/15/11) – FSA Insured
8,145	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	8/08 at 100.50	AA	8,175,625
	5.250%, 8/01/22 – AMBAC Insured
4,350	Illinois Health Facilities Authority, Revenue Bonds, South Suburban Hospital, Series 1992,	No Opt. Call	A (4)	5,130,651
	7.000%, 2/15/18 (ETM)
5,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/30 –	6/15 at 101.00	AA	4,603,600
	AMBAC Insured
5,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	BB–	4,166,550
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1992A:
18,955	0.000%, 6/15/17 – FGIC Insured	No Opt. Call	A1	12,774,154
12,830	0.000%, 6/15/18 – FGIC Insured	No Opt. Call	A1	8,169,374
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1994B:
7,250	0.000%, 6/15/18 – MBIA Insured	No Opt. Call	AAA	4,617,235
3,385	0.000%, 6/15/21 – MBIA Insured	No Opt. Call	AAA	1,782,710
5,190	0.000%, 6/15/28 – MBIA Insured	No Opt. Call	AAA	1,814,113
11,610	0.000%, 6/15/29 – FGIC Insured	No Opt. Call	AAA	3,833,506
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
10,000	0.000%, 6/15/24 – MBIA Insured	6/22 at 101.00	AAA	6,745,200
21,375	0.000%, 6/15/34 – MBIA Insured	No Opt. Call	AAA	5,277,701
21,000	0.000%, 12/15/35 – MBIA Insured	No Opt. Call	AAA	4,768,470
21,070	0.000%, 6/15/36 – MBIA Insured	No Opt. Call	AAA	4,669,323
25,825	0.000%, 6/15/39 – MBIA Insured	No Opt. Call	AAA	4,808,099
8,460	5.250%, 6/15/42 – MBIA Insured	6/12 at 101.00	AAA	8,549,253
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
16,700	0.000%, 12/15/21 – MBIA Insured	No Opt. Call	AA	8,571,943
1,650	5.250%, 6/15/27 – AMBAC Insured	12/08 at 100.00	AA	1,650,050
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 2002B:
3,775	0.000%, 6/15/20 – MBIA Insured	6/17 at 101.00	AAA	3,304,258
5,715	0.000%, 6/15/21 – MBIA Insured	6/17 at 101.00	AAA	4,992,567
1,000	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Area 4,	3/17 at 100.00	AAA	928,150
	Series 2007, 4.700%, 3/01/33 – AGC Insured
760	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding	No Opt. Call	N/R	731,667
	Bonds, Delivery Network Project, Series 2003A, 4.900%, 7/01/14 (Alternative Minimum Tax)
1,575	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	N/R	976,626
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured
720	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	N/R (4)	479,225
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured (ETM)

349,730	Total Illinois			223,395,414

	Indiana – 3.6%
10,000	Indiana Bond Bank, State Revolving Fund Program Bonds, Series 2001A, 5.375%, 2/01/19	2/13 at 101.00	AAA	10,715,300
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	AA	2,013,780
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
4,450	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA	4,238,447
	MBIA Insured
20,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/28	6/13 at 100.00	AAA	21,704,000
	(Pre-refunded 6/01/13) – FSA Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
12,500	0.000%, 2/01/21 – AMBAC Insured	No Opt. Call	AA	6,548,000
14,595	0.000%, 2/01/27 – AMBAC Insured	No Opt. Call	AA	5,291,563
5,000	Mooresville School Building Corporation, Morgan County, Indiana, First Mortgage Bonds, Series	1/09 at 102.00	AAA	5,154,600
	1998, 5.000%, 7/15/15 – FSA Insured
12,870	Noblesville, Indiana, Revenue Bonds, Catholic High School Corporation, Series 2003,	7/13 at 101.00	N/R	11,988,276
	5.750%, 7/01/22

81,415	Total Indiana			67,653,966

	Iowa – 1.2%
7,345	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, 4.800%, 1/01/37	7/16 at 100.00	AAA	6,030,833
	(Alternative Minimum Tax)
3,500	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/12 at 100.00	N/R (4)	3,833,690
	College, Series 2002, 5.500%, 10/01/33 (Pre-refunded 10/01/12) – ACA Insured
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	5,521,600
	5.625%, 6/01/46
6,160	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	6,663,149
	2001B, 5.600%, 6/01/35 (Pre-refunded 6/01/11)

24,005	Total Iowa			22,049,272

	Kansas – 0.6%
10,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	10,328,800

	Kentucky – 0.1%
1,125	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue	1/09 at 100.00	AA	1,126,035
	Refunding Bonds, Series 1997A, 6.100%, 1/01/24 – MBIA Insured

	Louisiana – 2.5%
1,000	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation	3/09 at 101.00	B2	951,490
	Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)
12,000	Louisiana Local Government Envirnomental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB+	11,710,560
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	4,959,399
	Lady Health System, Series 2005A, 5.250%, 8/15/32
8,405	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist	11/08 at 100.00	AAA	9,372,836
	Hospital, Series 1986, 8.000%, 5/15/12 (ETM)
21,155	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	19,066,790
	Series 2001B, 5.875%, 5/15/39

47,710	Total Louisiana			46,061,075

	Maryland – 0.4%
3,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	10/08 at 100.00	N/R	3,394,755
	7.400%, 9/01/19 (Alternative Minimum Tax)
4,600	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A–	4,466,048
	Series 2004, 5.500%, 8/15/33

8,100	Total Maryland			7,860,803

	Massachusetts – 3.9%
10,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series	7/12 at 100.00	AAA	10,773,900
	2002A, 5.000%, 7/01/32 (Pre-refunded 7/01/12)
1,720	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	12/08 at 102.00	BBB	1,679,769
	Associates, Series 1998B, 5.100%, 12/01/12 (Alternative Minimum Tax)
4,340	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	11/11 at 101.00	A	4,052,475
	Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	458,255
	Series 2008E-1, 5.125%, 7/01/38
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire
	Community Services Inc., Series 2004B:
1,340	6.250%, 7/01/24	7/14 at 100.00	BB–	1,300,537
1,000	6.375%, 7/01/34	7/14 at 100.00	BB–	969,520
	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior
	Series 1997A:
10,000	5.000%, 1/01/27 – MBIA Insured	1/09 at 100.00	AA	10,006,900
22,440	5.000%, 1/01/37 – MBIA Insured	1/09 at 100.00	AA	21,841,525
8,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	1/09 at 100.00	AA	7,864,400
	Series 1997B, 5.125%, 1/01/37 – MBIA Insured
7,405	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	1/09 at 101.00	AA	7,114,058
	Series 1999A, 5.000%, 1/01/39 – AMBAC Insured
1,750	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2000-6,	8/10 at 101.00	AAA	1,866,043
	5.500%, 8/01/30 (Pre-refunded 8/01/10)
4,250	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2000-6,	8/10 at 101.00	AAA	4,427,395
	5.500%, 8/01/30

72,745	Total Massachusetts			72,354,777

	Michigan – 3.7%
10,165	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	5/09 at 101.00	BB–	8,665,764
	5.500%, 5/01/21
5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006D,	7/16 at 100.00	AAA	4,634,650
	4.625%, 7/01/32 – FSA Insured
5,240	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Refunding Bonds, Series	10/12 at 100.00	AAA	5,560,059
	2002, 5.250%, 10/01/19
	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of
	Arts and Sciences Charter School, Series 2001A:
1,300	7.500%, 10/01/12	10/09 at 102.00	Ba1	1,344,941
5,000	7.900%, 10/01/21	10/09 at 102.00	Ba1	5,165,850
3,500	8.000%, 10/01/31	10/09 at 102.00	Ba1	3,607,590
22,235	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	18,804,362
	Obligated Group, Series 1998A, 5.250%, 8/15/28
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
1,100	6.250%, 8/15/13	8/08 at 100.00	BB–	1,100,737
12,925	6.500%, 8/15/18	8/08 at 100.00	BB–	12,927,844
7,200	Michigan Strategic Fund, Limited Obligation Resource Recovery Revenue Refunding Bonds, Detroit	12/12 at 100.00	Baa1	6,624,648
	Edison Company, Series 2002D, 5.250%, 12/15/32 – XLCA Insured

73,665	Total Michigan			68,436,445

	Minnesota – 0.2%
1,750	Breckenridge, Minnesota, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	1,724,765
	5.000%, 5/01/30
390	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.900%, 8/01/15 –	8/08 at 100.00	Aa1	391,088
	MBIA Insured
2,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facilities Revenue	11/16 at 100.00	Baa1	1,768,740
	Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36

4,140	Total Minnesota			3,884,593

	Missouri – 3.0%
40,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	Aa2	39,942,800
	2003, 5.250%, 5/15/32 (UB)
6,000	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	5,966,280
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – FSA Insured
4,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc.,	6/13 at 101.00	BBB	3,495,280
	Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)
	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds,
	Ozark Medical Center, Series 1997:
1,750	5.500%, 11/15/12	11/08 at 100.50	B+	1,729,175
1,000	5.600%, 11/15/17	11/08 at 100.50	B+	961,480
3,075	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds,	11/09 at 101.00	B+	3,080,689
	Ozark Medical Center, Series 1999, 6.750%, 11/15/24

55,825	Total Missouri			55,175,704

	Montana – 0.2%
3,750	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Puget Sound	3/13 at 101.00	AA	3,387,863
	Energy, Series 2003A, 5.000%, 3/01/31 – AMBAC Insured

	Nevada – 2.0%
2,500	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2003A, 5.125%,	9/13 at 100.00	A	2,333,500
	9/01/29 – RAAI Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
15,095	0.000%, 1/01/24 – AMBAC Insured	No Opt. Call	AA	3,899,491
11,000	0.000%, 1/01/25 – AMBAC Insured	No Opt. Call	AA	2,602,820
4,000	5.625%, 1/01/32 – AMBAC Insured	1/10 at 102.00	AA	2,620,440
22,010	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AA	14,602,094
10,000	Reno, Neveda, Health Facilty Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	A	9,452,200
	5.250%, 7/01/31 (UB)
1,500	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax	6/18 at 100.00	Ba2	1,431,345
	Revenue Bonds Series 2008A, 6.750%, 6/15/28

66,105	Total Nevada			36,941,890

	New Jersey – 5.5%
23,625	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/09 at 101.00	B	17,001,259
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
9,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	7,062,480
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
11,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	12,353,712
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	8,321,850
	5.500%, 6/15/24 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
30,000	0.000%, 12/15/31 – FGIC Insured	No Opt. Call	AA–	8,586,000
27,000	0.000%, 12/15/32 – FSA Insured	No Opt. Call	AAA	7,378,830
310	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AA	360,598
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
105	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AA (4)	125,454
1,490	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AA (4)	1,696,320
27,185	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	30,355,313
	Series 2002, 6.125%, 6/01/42 (Pre-refunded 6/01/12)
7,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	8,171,181
	Series 2003, 6.250%, 6/01/43 (Pre-refunded 6/01/13)

144,580	Total New Jersey			101,412,997

	New Mexico – 0.6%
1,500	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	1,709,400
9,600	University of New Mexico, Subordinate Lien Revenue Refunding and Improvement Bonds, Series	6/12 at 100.00	AA	9,615,936
	2002A, 5.000%, 6/01/32

11,100	Total New Mexico			11,325,336

	New York – 8.5%
8,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	8,569,190
	Health, Series 2004, 5.050%, 2/15/25
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 1999D:
245	5.250%, 2/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	A1 (4)	256,537
200	5.250%, 2/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	AA– (4)	209,312
65	5.250%, 2/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	AA– (4)	68,061
6,490	5.250%, 2/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	AA– (4)	6,795,614
5,200	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court	5/10 at 101.00	AA– (4)	5,599,932
	Facilities, Series 1999, 6.000%, 5/15/39 (Pre-refunded 5/15/10)
2,500	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	10/08 at 100.00	A3	2,463,500
	Group, Series 2000A, 5.500%, 7/01/26
2,625	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series	10/08 at 100.00	A3	2,586,675
	2000C, 5.500%, 7/01/26
2,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender	8/16 at 100.00	AA	1,687,600
	Option Bond Trust 2846, 10.971%, 2/15/35 (IF)
1,760	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA	1,535,635
	2/15/47 – MBIA Insured
15,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	16,760,460
	5.375%, 9/01/25 (Pre-refunded 9/01/11)
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	1,967,640
	5.000%, 12/01/35
1,510	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	12/16 at 100.00	BB+	1,191,903
	College of Aeronautics, Series 2006B, 5.000%, 12/01/31
10,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	9,292,200
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
5,500	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/14 at 100.00	AAA	5,547,465
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/36 – FSA Insured (UB)
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997E, 6.000%, 8/01/16	8/08 at 100.00	AA	5,015
3,880	New York City, New York, General Obligation Bonds, Fiscal Series 1998D, 5.500%, 8/01/10	8/08 at 100.50	AA	3,908,790
	New York City, New York, General Obligation Bonds, Fiscal Series 2003J:
1,450	5.500%, 6/01/21	6/13 at 100.00	AAA	1,519,064
385	5.500%, 6/01/22	6/13 at 100.00	AAA	402,210
	New York City, New York, General Obligation Bonds, Fiscal Series 2004C:
8,000	5.250%, 8/15/24	8/14 at 100.00	AA	8,254,320
6,000	5.250%, 8/15/25	8/14 at 100.00	AA	6,177,960
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
10,000	5.500%, 6/01/17	6/11 at 100.00	AA–	10,367,600
16,190	5.500%, 6/01/18	6/12 at 100.00	AA–	16,932,959
33,810	5.500%, 6/01/19	6/13 at 100.00	AA–	35,516,389
2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AA	2,620,500
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/10 – MBIA Insured (Alternative Minimum Tax)
8,500	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	8,548,365

155,315	Total New York			158,784,896

	North Carolina – 1.1%
1,500	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,489,350
	Series 2003G, 5.000%, 6/01/33
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/13 at 100.00	Baa1	2,433,900
	2003D, 5.125%, 1/01/26
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	1,547,910
	Facilities, Series 2004A, 5.000%, 2/01/20
2,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	1,810,100
	Health System, Series 2007, 4.500%, 10/01/31
10,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B,	1/10 at 101.00	A2	10,411,200
	6.500%, 1/01/20
3,000	The Charlotte-Mecklenberg Hospital Authority (North Carolina), Doing Business as Carolinas	1/18 at 100.00	AA–	2,825,700
	HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.000%, 1/15/47 –
	AGC Insured

20,500	Total North Carolina			20,518,160

	Ohio – 1.7%
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Series 2008, 5.250%, 2/15/43	2/18 at 100.00	A1	9,861,600
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
520	5.125%, 6/01/24	6/17 at 100.00	BBB	463,601
5,350	5.875%, 6/01/30	6/17 at 100.00	BBB	4,627,536
5,270	5.750%, 6/01/34	6/17 at 100.00	BBB	4,362,822
11,785	5.875%, 6/01/47	6/17 at 100.00	BBB	9,574,605
5,150	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	BBB	3,212,055
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37

38,075	Total Ohio			32,102,219

	Oklahoma – 0.8%
9,955	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA–	9,869,387
	5.125%, 2/15/31
5,045	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AAA	5,517,666
	5.125%, 2/15/31 (Pre-refunded 2/15/14)

15,000	Total Oklahoma			15,387,053

	Oregon – 0.3%
2,600	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Legacy Health	5/11 at 101.00	AA–	2,645,760
	System, Series 2001, 5.250%, 5/01/21
2,860	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A,	10/17 at 100.00	A	2,781,607
	5.000%, 10/01/32

5,460	Total Oregon			5,427,367

	Pennsylvania – 2.1%
10,300	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/17 at 100.00	BB	8,221,769
	Allegheny Health System, Series 2007A, 5.000%, 11/15/28
4,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	1/09 at 100.00	AA+	4,500,000
	Pennsylvania, Series 1998, 4.500%, 7/15/21
6,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	AA	6,723,990
	AMBAC Insured
8,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2004D, 5.125%,	6/14 at 100.00	Aa3 (4)	8,777,520
	6/01/34 (Pre-refunded 6/01/14) – FGIC Insured
10,075	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	10,933,390
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – FSA Insured

39,375	Total Pennsylvania			39,156,669

	Puerto Rico – 2.5%
8,340	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	8,732,897
	6.000%, 7/01/44
13,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	BBB+	12,556,310
	7/01/39 – FGIC Insured
5,450	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/10 at 101.00	Baa3	5,543,359
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)
10,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	10,351,000
	5.500%, 10/01/40
70,300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA	4,921,703
	8/01/54 – AMBAC Insured
5,000	Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 – MBIA Insured	7/10 at 100.00	AA	5,064,850

112,090	Total Puerto Rico			47,170,119

	Rhode Island – 1.1%
6,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	11/08 at 101.00	AA	6,267,688
	Lifespan Obligated Group, Series 1996, 5.250%, 5/15/26 – MBIA Insured
16,070	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	14,552,349
	Series 2002A, 6.250%, 6/01/42

22,320	Total Rhode Island			20,820,037

	South Carolina – 2.8%
7,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	6,850,060
	GROWTH, Series 2004, 5.250%, 12/01/29
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	A+	2,869,560
	5.000%, 6/01/36 – FGIC Insured
8,475	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	10/08 at 100.00	Baa1	8,243,378
	1986, 5.000%, 1/01/25
4,320	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A– (4)	4,767,466
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
16,430	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	16,487,341
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
8,000	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Palmetto Health	12/10 at 102.00	Baa2 (4)	9,048,720
	Alliance, Series 2000A, 7.375%, 12/15/21 (Pre-refunded 12/15/10)
4,215	Spartanburg Sanitary Sewer District, South Carolina, Sewer System Revenue Bonds, Series 2003B,	3/14 at 100.00	AA	4,119,320
	5.000%, 3/01/38 – MBIA Insured

51,440	Total South Carolina			52,385,845

	Tennessee – 0.3%
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002:
3,000	6.375%, 4/15/22	4/12 at 101.00	Ba2	3,125,490
2,605	6.500%, 4/15/31	4/12 at 101.00	Ba2	2,670,802

5,605	Total Tennessee			5,796,292

	Texas – 6.0%
5,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	2,260,600
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	1/17 at 100.00	BB	1,758,620
	Series 2006B, 5.750%, 1/01/34
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Caa1	4,674,321
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue
	Bonds, Series 2005:
4,000	5.000%, 1/01/35 – FGIC Insured	1/15 at 100.00	BBB–	3,535,560
41,550	5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	BBB–	35,807,370
11,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H,	No Opt. Call	AA	3,445,200
	0.000%, 11/15/27 – MBIA Insured
2,700	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	AA	2,573,694
	5.250%, 11/15/30 – MBIA Insured
23,875	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AA	7,360,185
	Project, Series 2001B, 0.000%, 9/01/29 – AMBAC Insured
10,045	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.875%, 7/01/16 –	7/10 at 100.00	AAA	10,431,130
	FSA Insured (Alternative Minimum Tax)
	Irving Independent School District, Texas, Unlimited Tax School Building Bonds, Series 1997:
5,685	0.000%, 2/15/10	No Opt. Call	AAA	5,460,556
3,470	0.000%, 2/15/11	No Opt. Call	AAA	3,208,084
5,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	4,480,200
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
22,060	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax	8/09 at 31.45	AAA	6,662,341
	School Building and Refunding Bonds, Series 2000, 0.000%, 8/15/27
5,000	Port Corpus Christi Industrial Development Corporation, Texas, Revenue Refunding Bonds, Valero	10/08 at 102.00	BBB	4,916,550
	Refining and Marketing Company, Series 1997A, 5.400%, 4/01/18
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	Baa2	4,758,650
	Series 2004, 6.000%, 12/01/34
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/13 at 101.00	Caa1	1,578,460
	Company, Series 2003A, 5.800%, 7/01/22
3,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – MBIA Insured	5/15 at 100.00	AA	2,795,160
7,725	Tarrant County, Texas Cultural & Educational Facilities Financing Corporation, Revenue Bonds, Series	2/17 at 100.00	Aa3	6,626,969
	2007, Residuals 1760-3, 10.108%, 2/15/36 (IF)

164,220	Total Texas			112,333,650

	Utah – 0.4%
3,000	Eagle Mountain, Utah, Gas and Electric Revenue Bonds, Series 2005, 5.000%, 6/01/24 –	6/15 at 100.00	A	2,753,310
	RAAI Insured
1,070	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1998G-2, Class I, 5.200%,	1/10 at 101.50	AAA	980,944
	7/01/30 (Alternative Minimum Tax)
3,700	Utah State Board of Regents, Utah State University, Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AA (4)	4,028,486
	4/01/35 (Pre-refunded 4/01/14) – MBIA Insured

7,770	Total Utah			7,762,740

	Virgin Islands – 0.1%
2,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	2,431,525
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)

	Virginia – 1.6%
4,125	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds,	10/12 at 100.00	AA–	4,269,829
	Series 2002A, 5.750%, 10/01/16 – FGIC Insured (Alternative Minimum Tax)
15,000	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll	8/08 at 28.38	AAA	4,253,850
	Road, Series 1998A, 0.000%, 8/15/30 (Pre-refunded 8/15/08)
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll
	Road, Series 1998B:
19,400	0.000%, 8/15/33 (Pre-refunded 8/15/08)	8/08 at 23.55	AAA	4,565,208
60,500	0.000%, 8/15/35 (Pre-refunded 8/15/08)	8/08 at 20.95	AAA	12,661,440
3,245	Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1997E, 5.600%,	1/09 at 101.00	AA+	3,267,683
	11/01/17 (Alternative Minimum Tax)

102,270	Total Virginia			29,018,010

	Washington – 3.8%
6,400	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,	9/14 at 100.00	A–	6,200,320
	Series 2004, 5.000%, 9/01/34 – FGIC Insured
12,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	Aaa	13,475,000
	Nuclear Project 2, Series 2002B, 6.000%, 7/01/18 – AMBAC Insured
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/13 at 100.00	AA–	4,305,920
	2003A, 5.500%, 7/01/17 – XLCA Insured
8,200	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	6,498,336
	1989B, 0.000%, 7/01/14
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	2,266,825
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
5,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	4,503,350
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured
7,930	Washington State Housing Finance Commission, Single Family Program Bonds, 2006 Series 3A,	12/15 at 100.00	Aaa	6,792,600
	5.000%, 12/01/37 (Alternative Minimum Tax)
18,105	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	17,773,316
	Series 2002, 6.625%, 6/01/32
	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
9,000	0.000%, 6/01/29 – MBIA Insured	No Opt. Call	AA+	2,965,770
16,195	0.000%, 6/01/30 – MBIA Insured	No Opt. Call	AA+	5,027,738

89,830	Total Washington			69,809,175

	Wisconsin – 1.9%
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
6,940	6.125%, 6/01/27	6/12 at 100.00	BBB	6,828,960
14,100	6.375%, 6/01/32	6/12 at 100.00	BBB	13,769,496
6,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (4)	6,731,760
	Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33 (Pre-refunded 9/01/13)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/16 at 100.00	BBB+	982,950
	Series 2006A, 5.000%, 2/15/17
3,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	2/12 at 101.00	AAA	4,140,150
	Services Inc., Series 2002, 5.750%, 8/15/30 (Pre-refunded 2/15/12)
3,235	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series	9/14 at 100.00	AA	2,705,269
	2005C, 4.875%, 3/01/36 (Alternative Minimum Tax)

35,025	Total Wisconsin			35,158,585

$ 2,449,494	Total Investments (cost $1,888,363,266) – 102.4%			1,903,933,512

	Floating Rate Obligations – (3.1)%			(56,955,000)

	Other Assets Less Liabilities – 0.7%			12,907,356

	Net Assets – 100%			$1,859,885,868

(1)	All percentages shown on the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG,
FGIC, MBIA, RAAI and XLCA as of July 31, 2008. Subsequent to July 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2008, the cost of investments was $1,827,003,793.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 90,780,131
Depreciation	(70,842,406)

Net unrealized appreciation (depreciation) of investments	$ 19,937,725

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Value Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2008